CASH AND BORROWINGS - Liquidity and capital resources (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 344	$ 1,285	$ 1,751	$ 257
Net debt including lease liabilities	2,535	2,049	1,926	$ 1,770
Increase (decrease) in net debt	486	123	$ 156
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	3,700	$ 4,100
Amount drawn	$ 2,700